Income tax (Tables)	12 Months Ended
Dec. 31, 2025
Income tax
Schedule of PRC and foreign income (loss) before taxes

For Year Ended December 31,
2025
RMB
PRC	(92,947)
Other Foreign Jurisdictions	(107,816)
(200,763)

Schedule of current and deferred portion of income tax expenses

For Year Ended December 31,
2025
RMB
Current:
PRC	54,323
Foreign	12,422
66,745

Deferred:
PRC	(47,519)
Foreign	(9,319)
(56,838)
Total provision for income taxes	9,907

	For Year Ended December 31,
	2023	2024
	RMB	RMB
Current tax	57,594	61,628
Deferred tax	(45,591)	(40,889)

Income tax expense	12,003	20,739

Schedule of reconciliations of the differences between the PRC statutory income tax rate and the Group's effective income tax rate

	For Year Ended December 31,
	2025
	Amount	Percent
PRC Statutory tax rate	(50,191)	25.0%
Foreign tax effects
Hong Kong
Statutory tax rate difference between Hong Kong and PRC	2,757	(1.4)%
Changes in valuation allowances	2,683	(1.3)%
Nondeductible impairment loss of goodwill	3,036	(1.4)%
Others	(1,300)	0.6%
Singapore
Statutory tax rate difference between Singapore and PRC	4,938	(2.5)%
Changes in valuation allowances	9,785	(4.9)%
Others	714	(0.4)%
Other foreign jurisdictions	3,798	(1.9)%
Research and development super deduction	(10,177)	5.1%
Nontaxable or nondeductible items	8,581	(4.3)%
Effect of preferential tax benefit	(10,740)	5.3%
Changes in valuation allowances	37,086	(18.5)%
Return to provision adjustments	5,381	(2.7)%
Withholding tax	3,534	(1.8)%
Others	22	0.2%
	9,907	(4.9)%

	For Year Ended December 31,
	2023	2024
Statutory income tax rate	25.00%	25.00%
Non-deductible share-based compensation	(11.92)%	(20.50)%
Effect of tax rates in different tax jurisdiction	(4.79)%	(31.87)%
Effect of preferential tax rate	0.92%	(11.75)%
Research and development super deduction	7.40%	13.04%
HK tax-free interest income	3.51%	6.56%
Changes in valuation allowance and others	(25.65)%	(2.78)%

Effective income tax rate	(5.53)%	(22.30)%

Schedule of principal components of the deferred tax assets and liabilities

	2025
	Assets	Liabilities	Total
Operating losses and tax credit carryforwards	517,924	—	517,924
Accrued expenses	105,561	—	105,561
Inventory write-down	47,508	—	47,508
Impairment of equity investments	19,673	—	19,673
Allowance for credit losses	61,496	—	61,496
Employee compensation and benefits	1,850	—	1,850
Lease	177,924	(158,602)	19,322
Intangible assets	—	(22,981)	(22,981)
Valuation Allowance	(489,080)	—	(489,080)
Net deferred tax assets (liabilities)	442,856	(181,583)	261,273

As of December 31,
2024
RMB
Deferred tax assets:
Accrued expenses	88,137
Inventory write-down	51,667
Impairment of equity investments	14,305
Salary and welfare payable	1,890
Allowance for credit losses	21,890
Net operating loss carry forward	512,781
Lease	16,170

Less: valuation allowance	(472,332)

Deferred tax assets, net	234,508

Deferred tax liabilities:
Identifiable intangible assets	(32,783)

Deferred tax liabilities	(32,783)

Schedule of the effect of the tax holiday on the income per share

	For Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Tax saving amount due to preferential tax rates	1,993	10,132	10,740
Income per share effect-basic	0.01	0.06	0.06
Income per share effect-diluted	0.01	0.06	0.06

Schedule of cash paid for income taxes

For Year Ended December 31,
2025
PRC	53,767
Other Foreign Jurisdictions	4,650
58,417